Cover	Dec. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2022
Entity File Number	001-40012
Entity Registrant Name	COVA ACQUISITION CORP.
Entity Central Index Key	0001837160
Entity Tax Identification Number	98-1572360
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1700 Montgomery Street
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	800-2289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false